Property, Plant and Equipment (Details) - Schedule of property, plant and equipment - USD ($)	Sep. 30, 2021	Mar. 31, 2021
Property, Plant and Equipment [Line Items]
Total property plant and equipment, at cost	$ 2,960,409	$ 2,890,574
Less: accumulated depreciation	(1,664,004)	(1,457,095)
Total property, plant and equipment, net	1,296,405	1,433,479
Machinery [Member]
Property, Plant and Equipment [Line Items]
Total property plant and equipment, at cost	762,956	750,333
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Total property plant and equipment, at cost	200,623	197,304
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Total property plant and equipment, at cost	161,416	158,745
Electric equipment [Member]
Property, Plant and Equipment [Line Items]
Total property plant and equipment, at cost	86,316	80,836
Leasehold improvement [Member]
Property, Plant and Equipment [Line Items]
Total property plant and equipment, at cost	$ 1,749,098	$ 1,703,356